15. Segment Information: Schedule of Segment Reporting Information, by Segment (Tables)	12 Months Ended
Jul. 31, 2019
Tables/Schedules
Schedule of Segment Reporting Information, by Segment
	Canada	United States of America	Total

Non-current assets other than financial instruments	$ -	$ 592,655	$ 592,655